Note 5 - Significant Accounting Judgments, Estimates and Assumptions (Details Textual)		12 Months Ended
	Jul. 30, 2017	Mar. 31, 2018
SW Direkt [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		5.00%
Proportion of ownership interest in subsidiary		95.00%
SW Pro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		49.00%
Proportion of ownership interest in subsidiary		51.00%
Just Ventures [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests	50.00%